                           THE NEW GERMANY FUND, INC.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                 Approx Asset
Date           Number    Price   Value or Approx       Seller
Each   Ident   Shrs      Per     Asset Cov/Shr         or Seller's
Trans   Sec    Purch     Share   at Time of Purch      Broker

02-01    GF     9000    12.5264      16.18            Weeden & Co.
02-02   " "    14900    12.6586      16.31              " "
02-03   " "     9800    12.9522      16.81              " "
02-04   " "     8900    13.0204      17.43              " "
02-07   " "     8600    13.0988      17.19              " "
02-08   " "    10600    13.4375      17.91              " "
02-09   " "     8600    13.7253      17.92              " "
02-10   " "    14100    13.7549      17.64              " "
02-11   " "    13800    13.6282      17.53              " "
02-14   " "     7500    13.4633      17.42              " "
02-15   " "    14100    13.4978      17.07              " "
02-16   " "    13700    13.5173      17.22              " "
02-17   " "    12900    13.7016      17.64              " "
02-18   " "     7000    13.8080      18.09              " "
02-22   " "     8600    14.1177      18.91              " "
02-23   " "    20600    14.3629      19.08              " "
02-24   " "    20000    14.3775      19.03              " "
02-25   " "     4000    14.4375      19.09              " "
02-28   " "    11800    14.1944      18.66              " "
02-29   " "    11800    14.4672      18.81              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          03/01/00